Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2022
Share capital and additional paid-in capital
Schedule of summarizes the common shares issued and outstanding
	December 31, 2022	December 31, 2021
	$	$
Issued: 44,758,269 (2021: 39,379,199) common shares	57,020,116	43,648,023